Income Tax (Schedule of Deferred Tax Assets and Liabilities Recognized) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	₪ (60)		₪ (99)
Changes recognized in profit or loss	44		38
Changes recognized in other comprehensive income			1
Business combination	(20)
Balance of deferred tax asset (liability)	(36)		(60)
Deferred tax asset	159		137
Offset of balances	(159)		(137)
Deferred tax asset in the consolidated statements of financial position as at December 31
Deferred tax liability	(195)		(197)
Offset of balances	159		137
Deferred tax liability in the consolidated statements of financial position as at December 31	(36)		(60)
Allowance for doubtful debts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	41	[1]	45
Changes recognized in profit or loss	(1)		(2)
Changes recognized in other comprehensive income
Business combination
Balance of deferred tax asset (liability)	40		41	[1]
Deferred tax asset	40		43
Deferred tax liability
Property, plant and equipment and intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	(185)		(196)
Changes recognized in profit or loss	18		11
Changes recognized in other comprehensive income
Business combination	(21)
Balance of deferred tax asset (liability)	(188)		(185)
Deferred tax asset	5		5
Deferred tax liability	(193)		(190)
Carry forward tax deductions and losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	51	[1]	17
Changes recognized in profit or loss	19		30
Changes recognized in other comprehensive income
Business combination	3
Balance of deferred tax asset (liability)	73		51	[1]
Deferred tax asset	73		47
Deferred tax liability
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	33	[1]	35
Changes recognized in profit or loss	8		(1)
Changes recognized in other comprehensive income			1
Business combination	(2)
Balance of deferred tax asset (liability)	39		33	[1]
Deferred tax asset	41		42
Deferred tax liability	₪ (2)		₪ (7)

[1]	Reclassified